Average Annual Total Returns - 2045 Retirement Fund	2045 Retirement Fund Past One Year	2045 Retirement Fund Past Five Years	2045 Retirement Fund Past Ten Years	2045 Retirement Fund Return after taxes on distributions Past One Year	2045 Retirement Fund Return after taxes on distributions Past Five Years	2045 Retirement Fund Return after taxes on distributions Past Ten Years	2045 Retirement Fund Return after taxes on distributions and sales of shares Past One Year	2045 Retirement Fund Return after taxes on distributions and sales of shares Past Five Years	2045 Retirement Fund Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past One Year	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Five Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Ten Years
Total				13.31%	11.21%	10.09%	9.13%	9.03%	8.60%	7.51%	4.44%	3.84%	9.02%	8.26%	7.78%	18.40%	15.22%	13.88%